EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Schedule of equity
The company’s common equity is comprised of the following:

AS AT JUN. 30, 2025 AND DEC. 31, 2024 (MILLIONS)	2025	2024
Common shares	$10,780	$10,806
Contributed surplus	130	114
Retained earnings	16,248	17,066
Ownership changes	5,767	5,045
Accumulated other comprehensive income	9,568	8,843
Common equity	$42,493	$41,874
The number of issued and outstanding Class A and Class B shares and unexercised options are as follows:

AS AT JUN. 30, 2025 AND DEC. 31, 2024	2025	2024
Class A shares[1]	1,495,582,448	1,506,464,968
Class B shares	85,120	85,120
Shares outstanding[1]	1,495,667,568	1,506,550,088
Unexercised options, other share-based plans[2] and exchangeable shares of affiliate	93,948,780	95,805,397
Total diluted shares	1,589,616,348	1,602,355,485
1.Net of 120,182,422 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2025 (December 31, 2024 – 104,786,155).
2.Includes management share option plan and escrowed stock plan Shares issued and outstanding changed as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30	2025	2024	2025	2024
Outstanding, beginning of period[1]	1,500,059,831	1,512,906,498	1,506,550,088	1,523,457,459
Issued (Repurchased)
Issuances	201,399	658,243	1,199,544	1,594,541
Repurchases[2]	(6,072,493)	(7,098,910)	(14,576,903)	(20,313,372)
Long-term share ownership plans[3]	1,399,325	1,752,920	2,402,195	3,467,385
Dividend reinvestment plan and other	79,506	13,168	92,644	25,906
Outstanding, end of period[4]	1,495,667,568	1,508,231,919	1,495,667,568	1,508,231,919
1.Net of 114,151,664 Class A shares held by the company in respect of long-term compensation agreements as at March 31, 2025 (March 31, 2024 – 93,511,317).
2.Includes 6.1 million shares repurchased during the three months ended June 30, 2025, net restricted share grants, and other.
3.Includes management share option plan and restricted stock plan.
4.Net of 120,182,422 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2025 (June 30, 2024 – 100,610,227).

Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Net income attributable to shareholders	$272	$43	$345	$145
Preferred share dividends	(42)	(42)	(82)	(84)
Net income available to shareholders	230	1	263	61
Dilutive impact of exchangeable shares	3	—	6	—
Net income available to shareholders including dilutive impact of exchangeable shares	$233	$1	$269	$61

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2025	2024	2025	2024
Weighted average – Class A and Class B shares	1,496.2	1,509.6	1,500.1	1,514.3
Dilutive effect of conversion of options and escrowed shares using treasury stock method and exchangeable shares of affiliate	76.5	26.4	77.9	24.4
Class A and Class B shares and share equivalents	1,572.7	1,536.0	1,578.0	1,538.7